Financial Income and Costs	12 Months Ended
Dec. 31, 2019
Financial Income and Costs
Financial Income and Costs

19. Financial Income and Costs

An analysis of financial income and costs is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Financial Income
Interest income	2,650	4,784	5,318
Total financial income	2,650	4,784	5,318
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium	12,398	12,593	14,154
Interest expense on loans and realized loss on cash flow hedges	85,813	111,600	122,819
Interest expense on bonds and realized loss on CCSs	27,085	30,029	34,607
Lease charge	10,875	10,520	10,506
Loss arising on bond repurchases at a premium (Note 13)	1,459	—	2,119
Other financial costs, including unrealized foreign exchange losses on cash and bonds	1,551	1,885	6,276
Total financial costs	139,181	166,627	190,481